Intangible Assets and Deferred Costs	12 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Deferred Costs

NOTE 8: — INTANGIBLE ASSETS AND DEFERRED COSTS

a.
Composition:

	March 31,
	2022	2021
Cost:
Product and distribution rights	$127,766	$85,359
	127,766	85,359
Accumulated amortization:
Product and distribution rights	80,432	78,593
	80,432	78,593
	$47,334	$6,766

b.
Amortization expenses related to product and distribution rights were $1,839, $1,831, and $2,222 for the years ended March 31, 2022, 2021 and 2020, respectively.
c.
As of March 31, 2022, the estimated amortization expense of product and distribution rights for 2023 to 2027 is as follows: 2023—$7,016; 2024—$5,627; 2025—$5,629; 2026—$5,628; 2027—$5,620.
d.
The weighted-average amortization period for product rights is approximately 8 years.
e.
During the years ended March 31, 2022 and 2021, the Company did not record any impairment charge related to intangible assets.